Short-term and Long-term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
Weighted average interest rates on short-term debt outstanding (in percentage)	0.86%	0.88%
Weighted average interest rates on total outstanding long-term debt (in percentage)	1.82%	2.10%
Unused line of credit facilities related to commercial paper programs and medium-term notes programs	¥ 2,279,547
Committed lines of unused credit	814,061
Unused committed lines supporting commercial paper programs	805,610
Loans | Minimum
Debt Disclosure [Line Items]
Interest rates on long-term debt (in percentage)	0.37%
Loans | Maximum
Debt Disclosure [Line Items]
Interest rates on long-term debt (in percentage)	13.96%
Asset backed notes
Debt Disclosure [Line Items]
Weighted average interest rates on secured debt (in percentage)	0.89%	1.18%
Medium-term notes
Debt Disclosure [Line Items]
Unused line of credit facilities related to commercial paper programs and medium-term notes programs	1,761,213
Medium-term notes | Minimum
Debt Disclosure [Line Items]
Interest rates on unsecured debt (in percentage)	0.38%	0.49%
Medium-term notes | Maximum
Debt Disclosure [Line Items]
Interest rates on unsecured debt (in percentage)	5.03%	5.51%
Commercial paper
Debt Disclosure [Line Items]
Unused line of credit facilities related to commercial paper programs and medium-term notes programs	¥ 518,334